Deferred revenue	12 Months Ended
Dec. 31, 2023
Deferred revenue
Deferred revenue
15	Deferred revenue

	As of December 31,
	2022	2023
Deferred revenue, current	16,975	12,390

Changes in deferred revenue balance for the years ended December 31, 2022 and 2023 were as follows:

	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	22,802	16,975
Additions to deferred revenue	72,300	32,152
Recognition of deferred revenue as revenues	(77,887)	(36,455)
Exchange differences	(240)	(282)
Balance at the end of year	16,975	12,390